Fundamental Accounting Concept (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fundamental Accounting Concept (Details) [Line Items]
Incurred loss	$ 18,050,307	$ 5,743,190
Accumulated losses	62,015,211	44,228,530
Current liabilities over current assets	29,873,735	14,516,283
Completion of the Transaction	43,040,000.00
Actually received	23,400,000
Transaction fees	8,000,000
Trade receivables amount	4,488,090	3,711,752
Foreign currency exchange rate	1,507.5
Profit and loss amount	(18,050,307)	(5,743,190)
Shua’a Capital [Member]
Fundamental Accounting Concept (Details) [Line Items]
Transaction fees	9,500,000
Sayrafa Platform [Member]
Fundamental Accounting Concept (Details) [Line Items]
Profit and loss amount	257,254	$ 422,022
LBP [Member]
Fundamental Accounting Concept (Details) [Line Items]
Foreign currency exchange rate	1,507.5
Exchange rate amount	$ 22,700